Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Cash Equivalents	$ 1,714,019	$ 4,626,799	$ 2,167,718
Restricted Cash	973,354	577,872	921,874
Accounts Receivable, net	8,082,559	12,307,677	17,904,174
Other receivable, net	132,858	1,655,766	723,368
Note receivable, net	47,611	0
Advance to Suppliers	3,566,706	8,955,688	3,523,727
Inventories	3,738,684	3,979,034	5,224,257
Cost and Estimated Earnings in Excess of Billings	2,250,420	4,413,482	2,690,199
Prepaid Expenses - Short Term	278
Due from the Related Parties		76,037	82,191
Total current asset	20,506,489	36,592,355	33,237,508
Non-Current Assets:
Property, Plant & Equipment, net	12,396,250	9,016,441	3,208,396
Construction in Progress	5,300,951	5,572,511
Intangible Assets, net	3,141,448	1,067,336	1,043,694
Other Long Term Asset - Deposit	1,622		101,438
Total Assets	41,346,760	52,248,643	37,591,036
LIABILITIES & STOCKHOLDERS' EQUITY
Short Term Loans	2,539,239	3,491,620	1,510,000
Accounts Payable and Accrued Expenses	8,682,502	14,202,819	7,502,717
Advances from Customers	3,414,157	5,313,646	1,173,015
Taxes Payable	4,601,795	4,591,302	5,050,588
Other Payables	1,992,159	480,817	323,017
Due to Related Parties	315,833	53,972
Bank Loan - Short Term	476,107	476,138
Unearned lease income			748,333
Billings in excess of cost and estimated earnings			896,649
Total Current Liabilities	22,021,792	28,610,314	17,204,319
Long Term Liabilities
Bank Loan - Long Term	634,810	1,110,962
Total Liabilities	22,656,602	29,721,276	17,204,319
STOCKHOLDERS' EQUITY
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 8,459,272 and 7,971,465 issued and outstanding) as of December 31, 2012 and 2011	8,460	7,972	7,950
Additional Paid in Capital	4,755,290	4,755,290	10,300,247
Warrants	5,580,625	5,580,625
Statutory Surplus Reserve	3,024,562	3,024,562	3,024,562
Retained Earnings	3,290,571	7,148,925	5,960,944
Accumulated Other Comprehensive Income	2,030,650	2,009,993	1,093,014
Total Stockholders' Equity	18,690,158	22,527,367	20,386,717
Total Liabilities & Stockholders' Equity	$ 41,346,760	$ 52,248,643	$ 37,591,036